Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other assets [text block] [Abstract]
Schedule of other assets
	As of December 31,
	2020	2019
	MCh$	MCh$

Assets for leasing (1)	62,967	67,139

Assets received or awarded in lieu of payment
Assets received in lieu of payment	15,213	18,755
Assets awarded at judicial sale	17,430	22,177
Provision on assets received in lieu of payment or awarded	(1,196)	(2,042)
Subtotal	31,447	38,890

Other assets
Guarantee deposits (margin accounts) (2)	608,359	314,616
Non-current assets classified as held for sale (3)	22,036	22,394
Gold investments	765	680
VAT credit	27,519	22,663
Income tax recoverable	-	1,787
Prepaid expenses(4)	387,668	432,030
Assets recovered from leasing for sale	3,191	3,575
Valuation adjustments by macro hedge (5)	327,938	210,867
Pension plan assets	673	670
Accounts and notes receivable	100,504	147,108
Notes receivable through brokerage and simultaneous transactions	41,960	43,354
Other receivable assets	33,567	44,262
Other assets (6)	98,780	89,111
Subtotal	1,652,960	1,333,117

Total	1,747,374	1,439,146

(1)	Assets available to be granted under the financial leasing agreements.
(2)	Guarantee deposits (margin accounts) correspond to collateral associated with derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
(3)	Corresponds to the interests in Redbanc S.A., Transbank S.A. and Nexus S.A., which have been reclassified as non-current assets classified as held for sale in accordance with IFRS 5 “Non-current assets held for sale and discontinued operations”, for additional information see Note 1 v) and Note 38.
(4)	Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass program, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles. In May 2020, LATAM Airlines Group S.A began a reorganization process under Chapter 11, with an aim to was continue operating. LATAM has publicly stated its intention to honor all current and future tickets, as well as travel vouchers, miles and frequent flyer programs, which has been ratified by the bankruptcy court of New York (in charge of chapter 11). In addition, LATAM has formalized two tranches of the DIP (Debtor in Possession) financing proposal for a total of USD 2,200 million, obtaining all resources necessary to continue operating during the crisis. On October, the company made its first disbursement for US$1,150 million from the DIP financing, which represents 50% of the amount available.
(5)	Net assets and liabilities fair value valuation subject to macro hedges. See Note 7
(6)	Other assets mainly include settlement of derivatives and other financial transactions.